Debt securities in issue (Details) - Debt securities in issue - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [Line items]
Opening balance as at 1 January	€ 124,670	€ 95,918
Additions	65,628	116,436
Redemptions / Disposals	(50,636)	(90,574)
Amortisation	562	764
Other	29	502
Changes in unrealised revaluations	(849)	2,680
Foreign exchange movement	1,771	(1,057)
Closing balance	€ 141,175	€ 124,670